SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue streams	$ 3,317	$ 1,547
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenue streams	867	1,353
Revenues from smart carts project [member]
IfrsStatementLineItems [Line Items]
Revenue streams	2,250	194
Services for smart carts [member]
IfrsStatementLineItems [Line Items]
Revenue streams	$ 200